Acquisitions and Business Combinations	12 Months Ended
Dec. 31, 2019
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Acquisitions and Business Combinations
14.	ACQUISITIONS AND BUSINESS COMBINATIONS
During the year ended December 31, 2019:
Cannex Capital Holdings, Inc.
On July 31, 2019, 4Front Holdings LLC (“Holdings”) and Cannex Capital Holdings, Inc. (“Cannex”) completed their business combination and the creation of 4Front Ventures Corp. (“4Front”). The acquisition combines Cannex’s understanding of large-scale cultivation and manufacturing operations with 4Front’s existing asset base and its retail and regulatory capabilities.
The business combination was completed by way of a plan of arrangement agreement under the Business Corporations Act (British Columbia) pursuant to the terms of the business combination agreement among Holdings, Cannex, 4Front and 1196260 B.C. Ltd. dated March 1, 2019, as amended (the “Arrangement Agreement”). Pursuant to the terms of the Arrangement Agreement, the former owners of Holdings exchanged, through a series of transactions, their respective interests in Holdings in exchange for a total of 340.4 million shares in 4Front when calculated as if all share classes were converted to Subordinate Voting Shares.

Holdings has been identified for accounting purposes as the acquirer, and accordingly 4Front is considered a continuation of Holdings and the net assets of Cannex on July 31, 2019, the date of the business combination, are deemed to have been acquired by Holdings.
The Company recorded the acquired balance at fair value as determined by third party valuation firms. The purchase price allocation (PPA) is preliminary and the Company has up to one year to make adjustments to the purchase price allocation. The following table summarizes the preliminary purchase price allocation:

Consideration transferred:
Equity issued (1)	$181,110
Fair value of GGP warrants (2)	5,779
Replacement warrants (3)	5,317
Replacement stock options (4)	6,825

Total	$199,031

Fair value of net assets acquired:
Cash	$9,119
Accounts receivable	1,869
Prepaid expenses	352
Inventory	527
Property and equipment	1,230
Notes receivable	2,233
Notes receivable – 4Front (5)	12,497
Deposits – equipment	2,182
Deposits – real estate	820
Right-of-use assets	15,160
Investments	759
Lease receivables	33,192
Intangible assets	13,600
Goodwill	166,557
Accounts payable and accrued liabilities	(3,042)
Notes payable	(201)
Contingent consideration payable – Pure Ratios (See Note 23)	(1,500)
Convertible notes	(39,881)
Lease liability	(16,442)

$199,031

(1)	As part of the business combination, 190,482,146 shares were issued to Cannex investors with a value of $0.95 per share ($1.25 CAD).

(2)	On July 31, 2019, 13,521,328 warrants that were held by Gotham Green Partners (the “GGP Warrants”) were replaced with warrants with the same terms in 4Front Ventures Corp, with a fair value of $5,779.
In determining the fair value of the warrants issued to GGP, the Company used the Black-Scholes option pricing model with the following weighted average assumptions:

July 31, 2019
Risk-Free Interest Rate	1.84%
Expected Life of Options (years)	2.31
Expected Annualized Volatility	89%
Expected Forfeiture Rate	nil
Expected Dividend Yield	nil
Black-Scholes Value of Each Option	$0.43

(3)
On July 31, 2019, 25,251,757 warrants that were held by third parties, were replaced with warrants with the same terms in 4Front Ventures Corp, which had a total fair value of $5,317 determined using the Black-Scholes valuation model (Note 19). The value of these warrants is recorded as derivative liability, as the exercise price of these warrants are denominated in a foreign currency, Canadian Dollars.

(4)
On July 31, 2019, 16,346,665 stock options held by Cannex shareholders were replaced with stock options of 4Front. These replacement options had the same terms as the original options. The fair value of the replacement options was $9,098, determined using the Black-Scholes model (Note 21). The consideration for the business combination includes $6,825 for replacement options, relating to past service with the remaining $2,273 recognized over the vesting period. Included in total share-based compensation during the year ended December 31, 2019, is $967 relating to replacement options vested subsequent to the July 31, 2019.

(5)	As at July 31, 2019, Cannex had advanced the Company $12,497. The note is eliminated upon consolidation.
Intangible assets comprise of trademarks with a fair value of $3,900 and know-how
with a fair value of $9,700. The goodwill of $166,557 is attributable mainly to the skills and technical expertise of Cannex’s work force and the synergies expected to be achieved from integrating Cannex into 4Front’s existing Cannabis business. None of the goodwill recognised is expected to be deductible for tax purposes. For further details on intangible assets and goodwill, see Note 13.
Acquisition costs of $2,324, were excluded from the consideration transferred, and were included in Selling, General and Administrative Expenses in the year ended December 31, 2019.

Om of Medicine LLC
On April 15, 2019, the Company acquired 100% of Om of Medicine LLC (“OM of Medicine”), a dispensary in Michigan. An application for change of ownership has been submitted with the State of Michigan and is pending. The purpose of the acquisition was to expand the Company’s presence to Michigan.
The acquisition was accounted for in accordance with IFRS 3, and related operating results are included in the accompanying consolidated statements of operations, changes in equity and statement of cash flows for periods subsequent to the date of acquisition.
Goodwill arose because the consideration paid for the business acquisition reflected the benefit of expected revenue growth and future market development. None of the goodwill is expected to be deductible for tax purposes.
The transaction was accounted for by the Company as a business combination, with the results included in the Company’s net earnings from the date of acquisition. The assets acquired and the liabilities assumed have been recorded by the Company at fair value as determined by the Company.
The following table summarizes the preliminary purchase price allocation:

Consideration transferred:
Cash	$227
Contingent consideration (1)	3,750
Payables issued (2)	1,058
Equity paid (3)	4,400

Total	$9,435

Fair value of net assets acquired:
Cash	$51
Inventory	298
Property and equipment	192
Right-of-use assets	574
Goodwill	1,435
Intangible assets	7,700
Accounts payable and accrued liabilities	(161)
Notes payable	(80)
Lease liability	(574)

$9,435

(1)	Contingent consideration is payable depending on reaching certain future sales targets by Om of Medicine LLC. The Company determined the contingent payments to be $3,750. See Note 23.
(2)	Consists of $1,058 held back by the Company to pay future taxes, other expenses or payments to the sellers.
(3)	As part of the business combination, 9,040 Class F shares were issued which were valued at $4,400.
Acquisition costs of $29, were excluded from the consideration transferred, and were included in Selling, General and Administrative Expenses in the period in which they were incurred.
PHX Interactive, LLC
On February 22, 2019, the Company completed an acquisition of 100% of PHX Interactive, LLC (“PHX”), an entity that operates Greens Goddess Products, Inc., a cannabis license holder and dispensary operator in Phoenix, Arizona. The purpose of the acquisition was to expand the Company’s operations to Arizona.
The acquisition was accounted for in accordance with IFRS 3, and related operating results are included in the accompanying consolidated statements of operations and comprehensive loss, changes in equity and statement of cash flows for periods subsequent to the date of acquisition. Due to a management agreement between PHX and Greens Goddess, PHX controls Greens Goddess and the Company consolidates both PHX and Greens Goddess from the date of acquisition.
Goodwill arose because the consideration paid for the business acquisition reflected the benefit of expected revenue growth and future market development. These benefits were not recognized separately from goodwill because they do not meet the recognition criteria for identifiable intangible assets. Goodwill is not expected to be deductible for tax purposes.
The transaction was accounted for by the Company as a business combination, with the results included in the Company’s net earnings from the date of acquisition. The assets acquired and the liabilities assumed have been recorded by the Company at fair value as determined by the Company.

The following table summarizes the preliminary purchase price allocation:

Consideration transferred:
Cash	$3,360
Payables issued (1)	305
Equity paid (2)	2,675

Total	$6,340

Fair value of net assets acquired:
Cash	$102
Inventory	91
Property and equipment	72
Deposits	2
Goodwill	6,225
Accounts payable and accrued liabilities	(152)

6,340

(1)	Consists of $305 held back by the Company to pay certain vendor payables.
(2)	As part of the business combination, 5,496 Class F shares were issued which were valued at $2,675.
Subsequent to December 31, 2019, the Company sold PHX and Green Goddess to a third party for cash of $6,000 (Note 29).
Preliminary Fair Value Estimates
The purchase price allocations for the acquisitions, as set forth in the tables above, reflect various preliminary fair value estimates and analyses that are subject to change within the measurement period. The primary areas of the preliminary purchase price allocations relate to the valuation of deferred tax liabilities, intangible assets acquired and residual goodwill. The Company expects to continue to obtain information to assist in determining the fair value of the net assets acquired at the acquisition date during the measurement period. Measurement period adjustments that the Company determines to be material will be applied retrospectively to the period of acquisition in the Company’s consolidated financial statements and, depending on the nature of the adjustments, other periods subsequent to the period of acquisition could be affected.
Acquisition Results and Unaudited Supplemental Pro Forma Financial Information
Total revenue of $11,256 and net losses of $162,302 from the business combinations above are included in the consolidated statements of operations and comprehensive loss from the dates of the respective acquisitions. Had the acquisitions occurred on January 1, 2019, additional revenues of $40,589 and additional net losses of $178,141 would have been included in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2019.

During the year ended December 31, 2018:
Healthy Pharms Inc.
On November 13, 2018, the Company completed an acquisition of 100% of Healthy Pharms Inc., an entity that owns cannabis licenses in Massachusetts and operates two dispensaries and one vertically integrated production facility. The purchase price was $33,835 and was paid in cash of approximately $21,250, the issuance of 7,605 Class E units with an approximate value of $3,500, and the issuance of a $9,085 note payable. The interest rate on the note is 15% per annum. This note was paid in full in 2019.
In addition, the Company agreed to pay $5,429 to the sellers for the value of the HPI inventory. A $207 payment was made on March 13, 2019, and a payment was due July 13, 2019 (based on gross sales), with the final payment due on November 13, 2019. On November 18, 2019, the agreement was amended to reflect a 10% discount of the amount due for a total of $4,886. The amendment extended the payment due date to May 18, 2020. See Note 29 for information on further extension of this note.
The purpose of the acquisition was to expand the Company’s operations in Massachusetts. Goodwill arose because the consideration paid for the business acquisition reflected the benefit of expected revenue growth and future market development. These benefits were not recognized separately from goodwill because they do not meet the recognition criteria for identifiable intangible assets. Goodwill is not expected to be deductible for tax purposes.
The transaction is accounted for by the Company as a business combination, with the results included in the Company’s net earnings from the date of acquisition. The assets acquired and the liabilities assumed have been recorded by the Company at fair value as determined by the Company.

The following table summarizes the preliminary purchase price allocation:

Consideration transferred:
Cash	$21,250
Notes payable issued	9,085
Equity issued	3,500

Total	$33,835

Fair value of net assets acquired:
Cash	$269
Prepaid expenses	70
Inventory	2,600
Biological assets	411
Property and equipment	4,522
Deposits	139
Intangible assets	20,850
Goodwill	6,065
Accounts payable and accrued liabilities	(223)
Income tax payable	(543)
Deferred tax liability	(232)
Finance lease payables	(93)

$33,835

Acquisition costs, of $126 were excluded from the consideration transferred, and were included in General and Administrative expenses in the period in which they were incurred.
Acquisition Results and Unaudited Supplemental Pro Forma Financial Information
Had the acquisition occurred on January 1, 2018, additional revenues of $4,229 and additional net losses of $876 would have been included in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2018.